Schedule of warrant liability for customer (Details) - USD ($) $ / shares in Units, $ in Millions				6 Months Ended
	Jun. 30, 2026	Jun. 09, 2026	Mar. 18, 2026	Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Exercise price per warrant		$ 11.50
Expected volatility percentage				37.00%
Warrant liability customer [member]
IfrsStatementLineItems [Line Items]
Exercise price per warrant	$ 6.32		$ 7.41
ADS Price	$ 8.65		$ 9.76
Underlying equity value	$ 1,242		$ 1,620
Expected volatility percentage	37.00%		37.00%
Risk free rate	4.43%		4.05%
Warrant remaining term	9 years 8 months 15 days		10 years